CASH AND CASH EQUIVALENTS	12 Months Ended
Jun. 30, 2021
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS

10. CASH AND CASH EQUIVALENTS

During the year ended June 30, 2021 the Company identified an error in the accounting for its representative warrants and the table below reflected the correction of an immaterial prior period error.

	Consolidated
	2021 $	2020 $	2019 $
Reconciliation of cash and cash equivalents

Cash at bank and on hand	20,902,282	14,214,160	2,131,741
Total cash and cash equivalents	20,902,282	14,214,160	2,131,741

Reconciliation of loss for the year
Reconciliation of loss for the year after income tax to net cash flows used in operating activities is as follows:
Loss for the year after income tax	(7,077,619)	(6,294,775)	(6,425,604)

Adjust for non-cash items
Amortisation and depreciation expenses	265,748	65,148	156,260
Other expenses	—	2,885	—
Impairment of investments	—	—	500,000
Share-based payments expense	714,577	(14,442)	335,102
Interest classified as investing cash flows	—	—	(25,850)
Net (profit) / loss on disposal of plant and equipment	—	(37,000)	—
Net (gains) / losses on liquidation of subsidiary	—	—	—
Depreciation of right-of-use of assets	212,474	200,785	—
Inventory written-off	54,523	18,917	—
Gain on investment previously written off	—	(43,380)	—
Finance costs	16,338	86,503	—
Interest received	(62,394)	(22,507)	—

Net foreign exchange (gains) / losses	9,755	(597,441)	(92,518)

Adjust for changes in assets and liabilities
Decrease / (increase) in trade and other receivables	(284,971)	29,412	(517,383)
(Increase) / decrease in other operating assets	(182,602)	115,455	(70,027)
(Increase) / decrease in inventories	14,463	(59,525)	27,142
Increase / (decrease) in trade and other payables	(14,991)	891,498	60,178
Increase / (Decrease) in provisions	38,770	(53,631)	—
Increase / (decrease) in operating liabilities	—	—	(20,482)
Net cash flows from / (used in) operating activities	(6,295,929)	(5,712,098)	(6,073,182)
Financing facilities available
As at June 30, 2021, the following financing facilities had been negotiated and were available:
Total facilities
Credit cards	190,020	193,605	95,714
Facilities used as at reporting date
Credit cards	(9,511)	(5,332)	(6,516)
Facilities unused as at reporting date
Credit cards	180,509	188,272	89,198

The Company revised the previous audited financial statements to reflect the correction of an immaterial error. See Note 2(a)(v) for additional information.

The Company’s main interest rate risk arises in relation to its short-term deposits with various financial institutions. If rates were to decrease, the Company may generate less interest revenue from such deposits. However, given the relatively short duration of such deposits, the associate risk is relatively minimal.

The Company has a Short-Term Investment Policy which was developed to manage the Company’s surplus cash and cash equivalents. In this context, the Company adopts a prudent approach that is tailored to cash forecasts rather than seeking high returns that may compromise access to funds as and when they are required. Under the policy, the Company deposits its surplus cash in a range of deposits / securities over different time frames and with different institutions in order to diversify its portfolio and minimise risk.